INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Gross Carrying Amount	$ 5,100	$ 7,300
Accumulated Amortization	4,079	5,720
Net Carrying Amount	1,021	1,580
Amortization expense	$ 600	$ 600
Polices and procedures library
INTANGIBLE ASSETS
Estimated Useful Life		5 years
Gross Carrying Amount		$ 2,200
Accumulated Amortization		$ 2,200
Developed technology
INTANGIBLE ASSETS
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 1,600	$ 1,600
Accumulated Amortization	$ 1,600	1,391
Net Carrying Amount		$ 209
Trade name
INTANGIBLE ASSETS
Estimated Useful Life	10 years	10 years
Gross Carrying Amount	$ 3,500	$ 3,500
Accumulated Amortization	2,479	2,129
Net Carrying Amount	$ 1,021	$ 1,371